UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23773

Cantor Select Portfolios Trust
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Corporation Services Company
251 Little Falls Drive, Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 915-1722

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)

Cantor Fitzgerald Equity Dividend Plus Fund

Class A (FBPGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference*

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Dividend Plus Fund, Class A Shares, returned 0.79%, net of fees for the six months ending March 31, 2025, outpacing the S&P 500 Index return of -1.97%. Market returns were mixed during the period. Optimism emerged immediately following the 2024 Presidential Election as investors became excited about reduced government regulations and lower tax rates, only to see pessimism take over in the early days of the second Trump administration due to concerns about trade policy changes. During this process, there was a noticeable rotation towards stocks with a value/dividend bias away from growth/technology names, resulting in a broadening of overall market performance. The Fund’s holdings in Information Technology, Utilities and Healthcare were the most positive sectors. Philip Morris, Cisco Systems, Bristol-Myers, National Fuel Gas and Wells Fargo were the individual securities most positively adding to returns. Premiums received from option writing continued to contribute to returns. Lagging sectors were Industrials, Materials and Consumer Discretionary. The individual stocks holding back returns the most were Target, Best Buy, Dow Inc. and Stanley Black & Decker. Cash flow generation from dividends and call option premiums is a focus of your Fund. Covered call options are used as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return. As we write this summary, markets are unsettled, attempting to discount potential changes in U.S. government spending and tariff policy. While this may create near-term uncertainty, it may create opportunities for longer term investors such as your Fund. The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Covered call options will be used opportunistically to enhance cash flow and apply our sell discipline.

*Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Equity Dividend Plus Fund - with load
S&P 500® Index
Russell 1000® Value Index
$15,000
$10,000
$5,000
$0
$12,527
$11,965
$11,367
Jul-2023
Mar-2024
Mar-2025

	Cantor Fitzgerald Equity Dividend Plus Fund - with load	S&P 500® Index	Russell 1000® Value Index
Jul-2023	$9,427	$10,000	$10,000
Mar-2024	$10,396	$11,572	$11,163
Mar-2025	$11,367	$12,527	$11,965

Average Annual Total Returns

	6 Months	1 Year	Since Inception (7/31/2023)
Cantor Fitzgerald Equity Dividend Plus Fund
Without Load	0.79%	9.34%	11.87%
With Load	-5.01%	3.06%	7.98%
S&P 500® Index	-1.97%	8.25%	14.46%
Russell 1000® Value Index	0.11%	7.18%	11.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,921,195
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$150,696
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.8%
Money Market Funds	9.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	3.4%
Communications	5.5%
Consumer Discretionary	5.5%
Utilities	6.6%
Industrials	8.5%
Money Market Funds	9.3%
Technology	10.0%
Energy	10.6%
Health Care	13.7%
Consumer Staples	13.7%
Financials	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	3.6%
JPMorgan Chase & Company	3.1%
Mondelez International, Inc. - Class A	2.9%
United Parcel Service, Inc. - Class B	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.7%
Shell PLC	2.6%
Johnson & Johnson	2.5%
Truist Financial Corporation	2.3%
Medtronic PLC	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald Equity Dividend Plus Fund - Class A (FBPGX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FBPGX

Cantor Fitzgerald Equity Dividend Plus Fund

Institutional Class (FBPEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Dividend Plus Fund, Institutional Shares, returned 0.80%, net of fees for the six months ending March, 31, 2025, outpacing the S&P 500 Index return of -1.97%. Market returns were mixed during the period. Optimism emerged immediately following the 2024 Presidential Election as investors became excited about reduced government regulations and lower tax rates, only to see pessimism take over in the early days of the second Trump administration due to concerns about trade policy changes. During this process, there was a noticeable rotation towards stocks with a value/dividend bias away from growth/technology names, resulting in a broadening of overall market performance. The Fund’s holdings in Information Technology, Utilities and Healthcare were the most positive sectors. Philip Morris, Cisco Systems, Bristol-Myers, National Fuel Gas and Wells Fargo were the individual securities most positively adding to returns. Premiums received from option writing continued to contribute to returns. Lagging sectors were Industrials, Materials and Consumer Discretionary. The individual stocks holding back returns the most were Target, Best Buy, Dow Inc. and Stanley Black & Decker. Cash flow generation from dividends and call option premiums is a focus of your Fund. Covered call options are used as individual securities approach the top of the Adviser’s growth and price expectations. In very strong stock markets, this discipline may limit the upside of the securities where options have been written, but in flat to negative markets, it may provide additional return. As we write this summary, markets are unsettled, attempting to discount potential changes in U.S. government spending and tariff policy. While this may create near-term uncertainty, it may create opportunities for longer term investors such as your Fund. The Fund will continue to focus on identifying attractively valued companies with above average dividend yields. Covered call options will be used opportunistically to enhance cash flow and apply our sell discipline.

*Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Equity Dividend Plus Fund
S&P 500® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,482
$23,230
$21,485
03/31/15
03/31/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Cantor Fitzgerald Equity Dividend Plus Fund	S&P 500® Index	Russell 1000® Value Index
03/31/15	$10,000	$10,000	$10,000
03/31/16	$9,769	$10,178	$9,846
03/31/17	$11,458	$11,926	$11,739
03/31/18	$12,365	$13,595	$12,554
03/31/19	$13,062	$14,886	$13,267
03/31/20	$10,146	$13,847	$10,989
03/31/21	$16,045	$21,650	$17,152
03/31/22	$18,810	$25,038	$19,154
03/31/23	$17,132	$23,103	$18,021
03/31/24	$19,705	$30,006	$21,674
03/31/25	$21,485	$32,482	$23,230

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	0.80%	9.03%	16.19%	7.95%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Value Index	0.11%	7.18%	16.15%	8.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,921,195
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$150,696
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.8%
Money Market Funds	9.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	3.4%
Communications	5.5%
Consumer Discretionary	5.5%
Utilities	6.6%
Industrials	8.5%
Money Market Funds	9.3%
Technology	10.0%
Energy	10.6%
Health Care	13.7%
Consumer Staples	13.7%
Financials	14.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	3.6%
JPMorgan Chase & Company	3.1%
Mondelez International, Inc. - Class A	2.9%
United Parcel Service, Inc. - Class B	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.7%
Shell PLC	2.6%
Johnson & Johnson	2.5%
Truist Financial Corporation	2.3%
Medtronic PLC	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald Equity Dividend Plus Fund - Institutional Class (FBPEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://equitydividendplusfund.cantorassetmanagement.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FBPEX

Cantor Fitzgerald International Equity Fund

Class A (CFIOX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%Footnote Reference*

How did the Fund perform during the reporting period?

* Annualized

The Cantor Fitzgerald International Equity Fund, Class A Shares, climbed 4.06%, net of fees, for the six-months ended March, 31, 2025, versus a 2.76% decline in the MSCI All-Country World Index ex-US. Developed Europe holdings were the largest contributors to excess return, led by financial holdings in Spain and Italy. Dannish pharma, Novo Nordisk, and UK grocery chain J. Sainsbury , were the primary detractors in the region. Developed Asia was the second largest contributor, due to robust outperformance by Japanese holdings, including Sumitomo Mitsui Financial and Mitsubishi Heavy Industries. China had the second best stock selection in the portfolio, however underperformance by other countries in the region resulted in negative total effect. Emerging Americas was the lone region with below benchmark stock selection. Regional allocations detracted from excess return primarily due to an overweight to Emerging Asia, as the overweight to Thailand and Indonesia and underweight to China all proved to be headwinds.

On average , the Fund had the largest overweight to Developed Europe and the largest underweight to Emerging EMEA. From a sector view, six of the nine sectors in which the Fund had holdings had positive stock selection, led by the Industrials and Information Technology sectors. Within Industrials, six of the Fund’s seven holdings outpaced the benchmark, led by UK aero engine manufacturer Rolls-Royce (+36.9%) and German supplier of food service equipment GEA Group (+23.1). Information Technology was the second largest contributor, led by Chinese cell phone and EV manufacturer, Xiaomi (+74.0%), which was the top individual performer in the Fund over the period. The Health Care and Communications Services sectors were the largest detractors, with Thailand- based hospital operator Bumrungrad (-34.2%) and Brazilian telecom company TIM S.A. (-32.0%) being the biggest underperformers. Sector allocation was a minimal drag on excess return. On average, the Fund had the largest overweight to Industrials and largest underweight to Communication Services.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund - with load
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$11,582
$11,357
Dec-2023
Mar-2024
Mar-2025

	Cantor Fitzgerald International Equity Fund - with load	MSCI ACWI ex USA Index
Dec-2023	$9,425	$10,000
Mar-2024	$10,330	$10,706
Mar-2025	$11,582	$11,357

Average Annual Total Returns

	6 months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund
Without Load	4.06%	12.13%	17.28%
With Load	-1.92%	5.67%	12.03%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

What did the Fund invest in?

Country Weighting (% of net assets)

Japan 18.0%
United Kingdom 11.7%
Italy 7.6%
France 6.9%
Taiwan 6.9%
China 6.3%
Germany 6.2%
Spain 5.9%
Canada 5.3%
Switzerland 4.5%
Other Countries 20.1%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald International Equity Fund - Class A (CFIOX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CFIOX

Cantor Fitzgerald International Equity Fund

Founders Class (CFIJX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$40	0.79%Footnote Reference*

How did the Fund perform during the reporting period?

* Annualized

The Cantor Fitzgerald International Equity Fund, Founders Shares, climbed 4.19%, net of fees, for the six-months ended March, 31, 2025, versus a 2.76% decline in the MSCI All-Country World Index ex-US. Developed Europe holdings were the largest contributors to excess return, led by financial holdings in Spain and Italy. Dannish pharma, Novo Nordisk, and UK grocery chain J. Sainsbury , were the primary detractors in the region. Developed Asia was the second largest contributor, due to robust outperformance by Japanese holdings, including Sumitomo Mitsui Financial and Mitsubishi Heavy Industries. China had the second best stock selection in the portfolio, however underperformance by other countries in the region resulted in negative total effect. Emerging Americas was the lone region with below benchmark stock selection. Regional allocations detracted from excess return primarily due to an overweight to Emerging Asia, as the overweight to Thailand and Indonesia and underweight to China all proved to be headwinds.

On average , the Fund had the largest overweight to Developed Europe and the largest underweight to Emerging EMEA. From a sector view, six of the nine sectors in which the Fund had holdings had positive stock selection, led by the Industrials and Information Technology sectors. Within Industrials, six of the Fund’s seven holdings outpaced the benchmark, led by UK aero engine manufacturer Rolls-Royce (+36.9%) and German supplier of food service equipment GEA Group (+23.1). Information Technology was the second largest contributor, led by Chinese cell phone and EV manufacturer, Xiaomi (+74.0%), which was the top individual performer in the Fund over the period. The Health Care and Communications Services sectors were the largest detractors, with Thailand- based hospital operator Bumrungrad (-34.2%) and Brazilian telecom company TIM S.A. (-32.0%) being the biggest underperformers. Sector allocation was a minimal drag on excess return. On average, the Fund had the largest overweight to Industrials and largest underweight to Communication Services.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$12,357
$11,357
12/15/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,380	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,640	$10,514
05/31/24	$11,070	$10,819
06/30/24	$10,960	$10,808
07/31/24	$11,190	$11,059
08/31/24	$11,590	$11,373
09/30/24	$11,860	$11,680
10/31/24	$11,400	$11,107
11/30/24	$11,330	$11,006
12/31/24	$11,212	$10,793
01/31/25	$11,600	$11,227
02/28/25	$12,122	$11,383
03/31/25	$12,357	$11,357

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	4.19%	12.65%	17.78%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald International Equity Fund - Founders Class (CFIJX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CFIJX

Cantor Fitzgerald International Equity Fund

Institutional Class (CFIKX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%Footnote Reference*

How did the Fund perform during the reporting period?

* Annualized

The Cantor Fitzgerald International Equity Fund, Institutional Shares, climbed 4.18%, net of fees, for the six-months ended March, 31, 2025, versus a 2.76% decline in the MSCI All-Country World Index ex-US. Developed Europe holdings were the largest contributors to excess return, led by financial holdings in Spain and Italy. Dannish pharma, Novo Nordisk, and UK grocery chain J. Sainsbury , were the primary detractors in the region. Developed Asia was the second largest contributor, due to robust outperformance by Japanese holdings, including Sumitomo Mitsui Financial and Mitsubishi Heavy Industries. China had the second best stock selection in the portfolio, however underperformance by other countries in the region resulted in negative total effect. Emerging Americas was the lone region with below benchmark stock selection. Regional allocations detracted from excess return primarily due to an overweight to Emerging Asia, as the overweight to Thailand and Indonesia and underweight to China all proved to be headwinds.

On average , the Fund had the largest overweight to Developed Europe and the largest underweight to Emerging EMEA. From a sector view, six of the nine sectors in which the Fund had holdings had positive stock selection, led by the Industrials and Information Technology sectors. Within Industrials, six of the Fund’s seven holdings outpaced the benchmark, led by UK aero engine manufacturer Rolls-Royce (+36.9%) and German supplier of food service equipment GEA Group (+23.1). Information Technology was the second largest contributor, led by Chinese cell phone and EV manufacturer, Xiaomi (+74.0%), which was the top individual performer in the Fund over the period. The Health Care and Communications Services sectors were the largest detractors, with Thailand- based hospital operator Bumrungrad (-34.2%) and Brazilian telecom company TIM S.A. (-32.0%) being the biggest underperformers. Sector allocation was a minimal drag on excess return. On average, the Fund had the largest overweight to Industrials and largest underweight to Communication Services.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Cantor Fitzgerald International Equity Fund
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$12,324
$11,357
12/15/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25

	Cantor Fitzgerald International Equity Fund	MSCI ACWI ex USA Index
12/15/23	$10,000	$10,000
12/31/23	$10,370	$10,227
01/31/24	$10,240	$10,125
02/29/24	$10,440	$10,381
03/31/24	$10,970	$10,706
04/30/24	$10,630	$10,514
05/31/24	$11,050	$10,819
06/30/24	$10,950	$10,808
07/31/24	$11,170	$11,059
08/31/24	$11,570	$11,373
09/30/24	$11,830	$11,680
10/31/24	$11,370	$11,107
11/30/24	$11,310	$11,006
12/31/24	$11,183	$10,793
01/31/25	$11,570	$11,227
02/28/25	$12,090	$11,383
03/31/25	$12,324	$11,357

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	4.18%	12.35%	17.54%
MSCI ACWI ex USA Index	-2.76%	6.09%	10.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,651,803
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Exchange-Traded Funds	1.6%
Money Market Funds	1.2%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	20.1%
Switzerland	4.5%
Canada	5.3%
Spain	5.9%
Germany	6.2%
China	6.3%
Taiwan	6.9%
France	6.9%
Italy	7.6%
United Kingdom	11.7%
Japan	18.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	3.7%
Kinross Gold Corporation	3.5%
Mitsubishi Heavy Industries Ltd	3.4%
Allianz SE	3.2%
BYD Co Ltd, H Shares	3.2%
Xiaomi Corp	3.1%
Banco Santander S.A.	3.0%
GEA Group AG	3.0%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Cie de Saint-Gobain S.A.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald International Equity Fund - Institutional Class (CFIKX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://InternationalEquityFund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CFIKX

Cantor Fitzgerald Large Cap Focused Fund

Class A (FICGX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund, Class A Shares, returned -0.10%, net of fees for the six months ending March. 31, 2025, outpacing the S&P 500 Index return of -1.97%. The Fund’s holdings in Information Technology (IT)and Health Care were the largest contributors to relative performance, while positioning in Financials and Industrials had the most negative impact. The best performing sectors within the S&P 500 Index were Financials (+10.8%) and Energy (+7.5%) while Materials (-10.1%) while IT (-8.4%) weighed on the market. The top two performers in the Fund were within IT. Mobile advertising company AppLovin (+100.2%) was the top performer followed by identity and access management form Okta (+36.3%). Within Health Care pharmaceutical wholesaler McKesson (+36.3%) and life sciences software provider Veeva Systems (+10.4%) were the top contributors. Positioning in Financials and Industrials sectors were the most significant headwinds to relative performance. The Fund did not own top performing large companies Berkshire Hathway and Visa. Among stocks held in the Fund, property & casualty insurer Arch Capital (-9.7%) was the primary detractor, as reserve concerns from natural disaster claims are weighing on the industry. Electricity transmission and distribution heavyweight Hubbell (-22.4%) and industrial lighting firm Acuity (-20.4%) were the primary detractors. Hubbell sold off following news that China's DeepSeek developed an AI model with comparable capabilities to U.S. models, but at a fraction of the cost and power demand. Acuity is facing concerns over tariff related margin compression. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive, particularly in IT and Financials. While uncertainty is certainly elevated, we continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

*Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund - with load
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,868
$32,482
$30,606
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Cantor Fitzgerald Large Cap Focused Fund - with load	S&P 500® Index	Russell 1000® Growth Index
Mar-2015	$9,427	$10,000	$10,000
Mar-2016	$9,057	$10,178	$10,252
Mar-2017	$10,410	$11,926	$11,867
Mar-2018	$12,700	$13,595	$14,389
Mar-2019	$13,933	$14,886	$16,223
Mar-2020	$12,642	$13,847	$16,371
Mar-2021	$21,016	$21,650	$26,643
Mar-2022	$23,933	$25,038	$30,634
Mar-2023	$22,464	$23,103	$27,294
Mar-2024	$28,811	$30,006	$37,938
Mar-2025	$30,606	$32,482	$40,868

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund
Without Load	-0.10%	6.23%	19.34%	12.50%
With Load	-5.86%	0.15%	17.93%	11.84%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Class A (FICGX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FICGX

Cantor Fitzgerald Large Cap Focused Fund

Class R6 (FICIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.79%Footnote Reference*

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund, Class R6 Shares, returned -0.01%, net of fees for the six months ending March, 31, 2025, outpacing the S&P 500 Index return of -1.97%. The Fund’s holdings in Information Technology (IT)and Health Care were the largest contributors to relative performance, while positioning in Financials and Industrials had the most negative impact. The best performing sectors within the S&P 500 Index were Financials (+10.8%) and Energy (+7.5%) while Materials (-10.1%) while IT (-8.4%) weighed on the market. The top two performers in the Fund were within IT. Mobile advertising company AppLovin (+100.2%) was the top performer followed by identity and access management form Okta (+36.3%). Within Health Care pharmaceutical wholesaler McKesson (+36.3%) and life sciences software provider Veeva Systems (+10.4%) were the top contributors. Positioning in Financials and Industrials sectors were the most significant headwinds to relative performance. The Fund did not own top performing large companies Berkshire Hathway and Visa. Among stocks held in the Fund, property & casualty insurer Arch Capital (-9.7%) was the primary detractor, as reserve concerns from natural disaster claims are weighing on the industry. Electricity transmission and distribution heavyweight Hubbell (-22.4%) and industrial lighting firm Acuity (-20.4%) were the primary detractors. Hubbell sold off following news that China's DeepSeek developed an AI model with comparable capabilities to U.S. models, but at a fraction of the cost and power demand. Acuity is facing concerns over tariff related margin compression. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive, particularly in IT and Financials. While uncertainty is certainly elevated, we continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

*Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,868
$33,728
$32,482
03/31/15
03/31/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index	Russell 1000® Growth Index
03/31/15	$10,000	$10,000	$10,000
03/31/16	$9,663	$10,178	$10,252
03/31/17	$11,158	$11,926	$11,867
03/31/18	$13,662	$13,595	$14,389
03/31/19	$15,053	$14,886	$16,223
03/31/20	$13,701	$13,847	$16,371
03/31/21	$22,854	$21,650	$26,643
03/31/22	$26,122	$25,038	$30,634
03/31/23	$24,592	$23,103	$27,294
03/31/24	$31,644	$30,006	$37,938
03/31/25	$33,728	$32,482	$40,868

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	-0.01%	6.58%	19.74%	12.93%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Class R6 (FICIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FICIX

Cantor Fitzgerald Large Cap Focused Fund

Institutional Class (FICHX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference*

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Large Cap Focused Fund, Institutional Shares, returned 0.07%, net of fees for the six months ending March, 31, 2025, outpacing the S&P 500 Index return of -1.97%. The Fund’s holdings in Information Technology (IT)and Health Care were the largest contributors to relative performance, while positioning in Financials and Industrials had the most negative impact. The best performing sectors within the S&P 500 Index were Financials (+10.8%) and Energy (+7.5%) while Materials (-10.1%) while IT (-8.4%) weighed on the market. The top two performers in the Fund were within IT. Mobile advertising company AppLovin (+100.2%) was the top performer followed by identity and access management form Okta (+36.3%). Within Health Care pharmaceutical wholesaler McKesson (+36.3%) and life sciences software provider Veeva Systems (+10.4%) were the top contributors. Positioning in Financials and Industrials sectors were the most significant headwinds to relative performance. The Fund did not own top performing large companies Berkshire Hathway and Visa. Among stocks held in the Fund, property & casualty insurer Arch Capital (-9.7%) was the primary detractor, as reserve concerns from natural disaster claims are weighing on the industry. Electricity transmission and distribution heavyweight Hubbell (-22.4%) and industrial lighting firm Acuity (-20.4%) were the primary detractors. Hubbell sold off following news that China's DeepSeek developed an AI model with comparable capabilities to U.S. models, but at a fraction of the cost and power demand. Acuity is facing concerns over tariff related margin compression. Despite recent earnings revisions pressure and tariff uncertainty, earnings trends remain positive, particularly in IT and Financials. While uncertainty is certainly elevated, we continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

*Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Cantor Fitzgerald Large Cap Focused Fund
S&P 500® Index
Russell 1000® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,868
$33,546
$32,482
03/31/15
03/31/16
03/31/17
03/31/18
03/31/19
03/31/20
03/31/21
03/31/22
03/31/23
03/31/24
03/31/25

	Cantor Fitzgerald Large Cap Focused Fund	S&P 500® Index	Russell 1000® Growth Index
03/31/15	$10,000	$10,000	$10,000
03/31/16	$9,652	$10,178	$10,252
03/31/17	$11,140	$11,926	$11,867
03/31/18	$13,642	$13,595	$14,389
03/31/19	$15,022	$14,886	$16,223
03/31/20	$13,664	$13,847	$16,371
03/31/21	$22,775	$21,650	$26,643
03/31/22	$26,012	$25,038	$30,634
03/31/23	$24,493	$23,103	$27,294
03/31/24	$31,491	$30,006	$37,938
03/31/25	$33,546	$32,482	$40,868

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	0.07%	6.53%	19.68%	12.87%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%
Russell 1000® Growth Index	-3.64%	7.72%	20.08%	15.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$457,583,114
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$1,461,406
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.8%
Money Market Funds	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	2.5%
Money Market Funds	3.2%
Consumer Staples	4.0%
Industrials	7.2%
Consumer Discretionary	7.9%
Health Care	12.7%
Communications	16.2%
Financials	16.8%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corporation	4.1%
Costco Wholesale Corporation	4.0%
Parker-Hannifin Corporation	3.5%
Meta Platforms, Inc. - Class A	3.3%
Booking Holdings, Inc.	3.2%
KLA Corporation	3.1%
American Express Company	2.9%
Ameriprise Financial, Inc.	2.9%
McKesson Corporation	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Cantor Fitzgerald Large Cap Focused Fund - Institutional Class (FICHX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://largecapfocusedfund.cantorassetmanagement.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-FICHX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cantor Fitzgerald Equity Dividend Plus, Cantor Fitzgerald
International Equity Fund, and Cantor Fitzgerald Large Cap
Focused

Semi- Annual Financial Statements
and Additional Information
March 31, 2025

The Funds are distributed by Ultimus Fund Distributors, LLC, Member FINRA/SPIC.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

COMMON STOCKS - 91.5%	Shares	Value
Communications - 5.5%
AT&T, Inc. (a)	48,000	$1,357,440
Comcast Corporation - Class A	27,000	996,300
Verizon Communications, Inc.	26,000	1,179,360
		3,533,100
Consumer Discretionary - 5.5%
Best Buy Company, Inc.	16,500	1,214,565
Genuine Parts Company	8,395	1,000,181
Home Depot, Inc. (The)	1,100	403,139
Tapestry, Inc.(a)	12,900	908,289
		3,526,174
Consumer Staples - 13.7%
Conagra Brands, Inc.	34,000	906,780
Dollar General Corporation	8,000	703,440
J M Smucker Company (The)	8,700	1,030,167
Kellanova	14,000	1,154,860
Kimberly-Clark Corporation(a)	9,500	1,351,090
Mondelez International, Inc. - Class A(a)	27,000	1,831,950
Philip Morris International, Inc.(a)	5,200	825,396
Target Corporation	9,000	939,240
		8,742,923
Energy - 10.5%
Chevron Corporation(a)	8,400	1,405,236
ConocoPhillips	10,200	1,071,204
Devon Energy Corporation	23,500	878,900
Exxon Mobil Corporation(a)	9,000	1,070,370
Schlumberger N.V.	15,500	647,900
Shell PLC(a)	22,250	1,630,480
		6,704,090
Financials - 14.1%
JPMorgan Chase & Company	8,100	1,986,930
MetLife, Inc.(a)	6,600	529,914
Prudential Financial, Inc.	9,000	1,005,120
State Street Corporation	7,000	626,710
Travelers Companies, Inc. (The)(a)	1,500	396,690
Truist Financial Corporation	35,000	1,440,250
US Bancorp	30,500	1,287,710
Wells Fargo & Company(a)	24,500	1,758,855
		9,032,179
Health Care - 13.7%
Bristol-Myers Squibb Company	22,100	1,347,879
CVS Health Corporation	34,000	2,303,500

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Johnson & Johnson	9,800	$1,625,232
Medtronic PLC(a)	15,700	1,410,802
Merck & Company, Inc.	10,700	960,432
Pfizer, Inc.	42,500	1,076,950
		8,724,795
Industrials - 8.5%
Emerson Electric Company(a)	10,200	1,118,328
Lockheed Martin Corporation	1,336	596,804
RTX Corporation(a)	7,400	980,204
Stanley Black & Decker, Inc.	13,000	999,440
United Parcel Service, Inc. - Class B	16,000	1,759,840
		5,454,616
Materials - 3.4%
Dow, Inc.	22,000	768,240
International Flavors & Fragrances, Inc.	6,700	519,987
PPG Industries, Inc.	8,000	874,800
		2,163,027
Technology - 10.0%
Cisco Systems, Inc.(a)	27,500	1,697,025
Corning, Inc.	16,500	755,370
Fidelity National Information Services, Inc.	13,500	1,008,180
Hewlett Packard Enterprise Company	73,500	1,134,105
HP, Inc.(a)	42,000	1,162,980
Texas Instruments, Inc.	3,500	628,950
		6,386,610
Utilities - 6.6%
Atmos Energy Corporation(a)	4,100	633,778
Duke Energy Corporation	10,800	1,317,276
National Fuel Gas Company	12,000	950,280
NiSource, Inc.(a)	33,000	1,322,970
		4,224,304

Total Common Stocks (Cost $45,313,201)		$58,491,818

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

MONEY MARKET FUNDS - 9.3%	Shares	Value
Fidelity Investments Government Portfolio - Class I, 4.24% (b) (Cost $5,937,636)	5,937,636	$5,937,636

Total Investments at Value - 100.8% (Cost $51,250,837)		$64,429,454

Liabilities in Excess of Other Assets - (0.8%)		(508,259)

Net Assets - 100.0%		$63,921,195

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Security covers a written call option. The total value of securities as of March 31, 2025 was $21,391,798.

(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
March 31, 2025 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
AT&T Inc.	221	$624,988	$24.00	04/22/25	$98,124
Atmos Energy Corp.	41	633,778	150.00	04/22/25	25,625
Chevron Corp	51	853,179	170.00	08/18/25	42,585
Cisco Systems Inc.	123	759,033	65.00	06/23/25	18,204
Emerson Electric Co.	102	1,118,328	135.00	06/23/25	12,750
Exxon Mobil Corp.	18	214,074	125.00	09/22/25	8,820
HP, Inc.	165	456,885	40.00	05/19/25	1,320
Kimberly-Clark Corp.	51	725,322	155.00	04/21/25	7,905
Medtronics PLC	89	799,754	100.00	09/22/25	15,041
Metlife Inc.	66	529,914	92.50	06/23/25	2,574
Mondelez Intl Inc.	77	522,445	72.50	09/22/25	20,020
NISOURCE INC	163	653,467	40.00	07/21/25	32,111
PHILIP MORRIS	52	825,396	155.00	09/22/25	70,200
RTX Corp	74	980,204	130.00	08/18/25	72,964
Shell PLC	132	967,296	77.50	10/20/25	33,132
Tapestry Inc.	129	908,289	60.00	05/19/25	159,960
Travelers Cos., Inc.	15	396,690	250.00	07/21/25	36,345
Wells Fargo & Co.	141	1,012,239	70.00	04/21/25	52,170

Total Covered Written Call Options (Premiums received $426,663)		$12,981,281			$709,850

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited)
March 31, 2025

COMMON STOCKS - 90.3%	Shares	Value
Australia - 1.6%
Rio Tinto Ltd.	2,740	$198,862

Canada - 5.3%
Canadian Imperial Bank of Commerce	4,090	230,267
Kinross Gold Corporation(a)	35,310	445,259
		675,526
China - 6.3%
BYD Co Ltd - H Shares	8,000	405,132
Xiaomi Corp(a)	61,200	387,295
		792,427
Denmark - 1.4%
Novo Nordisk A/S	2,540	173,711

France - 6.9%
Bureau Veritas S.A.	8,940	271,450
Cie de Saint-Gobain S.A.	3,730	371,857
Ipsen SA	1,980	228,233
		871,540
Germany - 6.2%
Allianz SE	1,064	407,518
GEA Group AG	6,230	379,007
		786,525
Israel - 2.9%
Check Point Software Technologies Ltd.(a)	1,580	360,114

Italy - 7.6%
Assicurazioni Generali SpA	10,320	362,811
Eni SpA	16,080	248,894
Intesa Sanpaolo SpA	68,260	352,061
		963,766
Japan - 18.0%
Dai-ichi Life Insurance Co. Ltd.	37,200	284,110
Hoshizaki Corp	8,136	315,009
Mitsubishi Heavy Industries Ltd	25,000	429,443
Mizuho Financial Group, Inc.	9,700	266,268
Otsuka Corp.	12,900	279,370
Sony Group Corporation	13,000	329,018

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued)
March 31, 2025

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Japan - 18.0% (Continued)
Sumitomo Mitsui Financial Group, Inc.	14,600	$375,523
		2,278,741
Korea (Republic Of) - 3.7%
Coway Company Ltd.	4,540	249,971
Kia Corp	3,500	221,255
		471,226
Mexico - 1.3%
Wal-Mart de Mexico SAB de CV	61,200	169,155

Singapore - 2.9%
DBS Group Holdings Ltd.(a)	10,670	366,545

Spain - 5.9%
Banco Santander S.A.	56,840	383,222
CaixaBank S.A.	46,500	362,502
		745,724
Switzerland - 4.5%
Novartis AG	2,350	261,117
UBS Group Ag(a)	9,950	305,732
		566,849
Taiwan - 4.2%
Quanta Computer Inc	38,000	263,973
Realtek Semiconductor Corporation	17,000	270,595
		534,568
Thailand - 1.8%
CP All Plc.	156,000	227,944

United Kingdom - 9.8%
Coca-Cola Europacific Partners plc	3,950	343,768
J Sainsbury PLC	66,000	201,198
Rolls-Royce Holdings plc	47,550	462,212
Unilever PLC	3,920	233,923
		1,241,101

Total Common Stocks (Cost $9,041,926)		$11,424,324

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued)
March 31, 2025

DEPOSITARY RECEIPTS - 6.3%	Shares	Value
Energy - 1.9%
Oil & Gas Producers - 1.9%
BP PLC - ADR	7,060	$238,557

Health Care - 1.7%
Biotech & Pharma - 1.7%
Dr Reddy’s Laboratories Ltd. - ADR(a)	16,500	217,635

Technology - 2.7%
Semiconductors - 2.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,020	335,320

Total Depositary Receipts (Cost $717,375)		791,512

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
Equity - 1.6%
Equity - 1.6%
iShares MSCI India ETF	4,040	207,979

Total Exchange-Traded Funds (Cost $230,260)		207,979

MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Investments Government Portfolio - Class I, 4.24%(b) (Cost $148,600)	148,600	148,600

Total Investments at Value - 99.4%
(Cost $10,138,161)		$12,572,415

Other Assets in Excess of Liabilities - 0.6%		79,388

Net Assets - 100.0%		$12,651,803

ADR – American Depositary Receipt

A.S. – Anonim Sirketi

PLC – Public Limited Company

S.A. – Societe anonyme

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Unaudited) (Continued)
March 31, 2025

Sector Allocation	%
Financials	29.23%
Technology	17.60%
Industrials	14.68%
Consumer Staples	9.31%
Materials	8.03%
Health Care	6.96%
Consumer Discretionary	6.93%
Energy	3.85%
Equity	1.64%
Money Market Funds	1.17%
Other Assets in Excess of Liabilities	0.60%

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

COMMON STOCKS - 96.9%	Shares	Value
Communications - 16.2%
Alphabet, Inc. - Class A	82,340	$12,733,058
AppLovin Corporation - Class A (a)	40,310	10,680,941
Booking Holdings, Inc.	3,210	14,788,181
Meta Platforms, Inc. - Class A	26,040	15,008,414
Netflix, Inc. (a)	13,830	12,896,890
Pinterest, Inc. - Class A (a)	258,330	8,008,230
		74,115,714
Consumer Discretionary - 7.9%
eBay, Inc.	152,070	10,299,701
Hasbro, Inc.	173,100	10,643,919
Light & Wonder, Inc. (a)	57,660	4,993,933
TJX Companies, Inc. (The)	83,820	10,209,276
		36,146,829
Consumer Staples - 4.0%
Costco Wholesale Corporation	19,320	18,272,470

Energy - 2.5%
Exxon Mobil Corporation	61,120	7,269,002
Marathon Petroleum Corporation	29,500	4,297,855
		11,566,857
Financials - 16.8%
American Express Company	50,000	13,452,500
Ameriprise Financial, Inc.	27,730	13,424,370
Arch Capital Group Ltd. (a)	132,510	12,744,811
Cboe Global Markets, Inc.	47,440	10,735,198
Charles Schwab Corporation (The)	76,550	5,992,334
JPMorgan Chase & Company	44,600	10,940,380
Progressive Corporation (The)	33,770	9,557,248
		76,846,841
Health Care - 12.7%
Globus Medical, Inc. - Class A (a)	130,880	9,580,416
Johnson & Johnson	47,850	7,935,444
McKesson Corporation	19,740	13,284,822
Medpace Holdings, Inc. (a)	30,652	9,339,358
Vertex Pharmaceuticals, Inc. (a)	18,000	8,726,760
Waters Corporation (a)	25,300	9,324,821
		58,191,621
Industrials - 7.2%
Acuity Brands, Inc.	29,600	7,795,160
Hubbell, Inc.	27,600	9,133,116
Parker-Hannifin Corporation	26,310	15,992,533
		32,920,809

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

COMMON STOCKS - 96.9%	Shares	Value
Technology - 29.6%
Adobe, Inc. (a)	19,080	$7,317,752
Apple, Inc.	86,478	19,209,359
Arista Networks, Inc. (a)	122,130	9,462,632
Broadcom, Inc.	77,860	13,036,100
Cadence Design Systems, Inc. (a)	39,590	10,068,924
ExlService Holdings, Inc. (a)	162,080	7,651,797
KLA Corporation	21,020	14,289,396
Marvell Technology, Inc.	145,100	8,933,807
Microsoft Corporation	50,120	18,814,546
Okta, Inc. (a)	87,200	9,175,184
Veeva Systems, Inc. - Class A (a)	33,330	7,720,228
Workday, Inc. - Class A (a)	41,620	9,719,519
		135,399,244

Total Common Stocks (Cost $306,188,597)		$443,460,385

MONEY MARKET FUNDS - 3.2%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 4.24% (b) (Cost $14,589,402)	14,589,402	$14,589,402

Total Investments at Value - 100.1% (Cost $320,777,999)		$458,049,787

Liabilities in Excess of Other Assets - (0.1%)		(466,673)

Net Assets - 100.0%		$457,583,114

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	International Equity	Large Cap Focused
	Fund	Fund	Fund
ASSETS
At cost	$51,250,837	$10,138,161	$320,777,999
At value	$64,429,454	$12,572,415	$458,049,787
Foreign currency, at value (Cost $0, $8,807 and $0, respectively)	—	8,794	—
Dividends receivable	147,389	49,094	77,987
Receivable for capital shares sold	122,604	94	376,384
Due from Adviser*	—	45,593	—
Prepaid expenses and other assets	45,062	54,105	35,677
TOTAL ASSETS	64,744,509	12,730,095	458,539,835

LIABILITIES
Written call options, at value
(premiums received $426,663, $0 and $0, respectively)	709,850	—	—
Payable for capital shares redeemed	4,009	—	476,526
Payable to advisor	36,514	—	257,818
Accrued shareholder servicing fees - Class A	—	6,398	8,160
Accrued shareholder servicing fees - Institutional Class	5,193	—	764
Accrued 12b-1 fees - Class A	16	36	19,969
Payable to administrator	8,520	22,896	74,531
Other accrued expenses and liabilities	59,212	48,962	118,953
TOTAL LIABILITIES	823,314	78,292	956,721

NET ASSETS	$63,921,195	$12,651,803	$457,583,114

NET ASSETS CONSISTS OF
Paid-in capital	$47,517,149	$10,517,913	$301,797,657
Accumulated earnings	16,404,046	2,133,890	155,785,457
Net Assets	$63,921,195	$12,651,803	$457,583,114

*	Due from Adviser has since been paid.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2025

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	International Equity	Large Cap Focused
	Fund	Fund	Fund
Class A:
Net Assets	$8,573	$13,781	$292,746,094
Shares of beneficial interest outstanding, unlimited authorization, no par value	319	1,140	25,845,953
Net asset value per share	$26.87	$12.09	$11.33
Sales Charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$28.51	$12.83	$12.02

Class F:
Net Assets	$—	$12,395,763	$—
Shares of beneficial interest outstanding, unlimited authorization, no par value	—	1,026,007	—
Net asset value per share	$—	$12.08	$—

Institutional Class:
Net Assets	$63,912,622	$242,259	$164,121,351
Shares of beneficial interest outstanding, unlimited authorization, no par value	2,401,791	20,039	13,533,190
Net asset value per share	$26.61	$12.09	$12.13

Class R6:
Net Assets	$—	$—	$715,669
Shares of beneficial interest outstanding, unlimited authorization, no par value	—	—	57,936
Net asset value per share	$—	$—	$12.35

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF OPERATIONS (Unaudited)

	Cantor Fitzgerald	Cantor Fitzgerald	Cantor Fitzgerald
	Equity Dividend Plus	International Equity	Large Cap Focused
	Fund	Fund	Fund
	For the	For the	For the
	Six Months Ended	Six Months Ended	Six Months Ended
	March 31, 2025	March 31, 2025	March 31, 2025
INVESTMENT INCOME
Dividends	$1,003,426	$144,811	$2,298,080
Interest	115,690	—	250,383
Less: Foreign withholding taxes	—	(15,891)	—
TOTAL INVESTMENT INCOME	1,119,116	128,920	2,548,463

EXPENSES
Advisor fees	201,373	47,165	1,521,435
12b-1 fees - Class A	20	15	398,900
Administration and accounting fees	34,055	39,408	117,311
Transfer agent fees	23,029	33,071	137,243
Audit and tax services fees	11,161	11,095	11,129
Printing and mailing expense	3,846	708	37,902
Trustee fees	12,493	11,241	11,255
Registration fees	18,200	18,200	45,500
Compliance services fees	9,238	5,841	20,412
Legal fees	9,767	4,742	12,002
Custodian and bank service fees	7,793	17,855	14,916
Insurance expense	14,546	13,650	36,400
Shareholder servicing fees - Class A	10,840	—	1,469
Shareholder servicing fees - Class F	—	—	3,001
Shareholder servicing fees - Institutional Class	5	—	74,972
Others fees	1,312	2,140	2,070
TOTAL EXPENSES	357,678	205,131	2,445,917
Fees reduced by the Advisor	(50,677)	(157,640)	(60,029)
NET EXPENSES	307,001	47,491	2,385,888

NET INVESTMENT INCOME	812,115	81,429	162,575

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gain (loss) from:
Investment transactions	3,912,838	(332,296)	21,897,178
Written options contracts	203,403	—	—
Foreign currency transactions	—	(2,012)	—
	4,116,241	(334,308)	21,897,178
Net change in unrealized appreciation (depreciation) from:
Investment transactions	(4,279,873)	767,753	(23,931,189)
Written options contracts	(206,505)	—	—
Forward foreign currency translations	—	(807)	—
	(4,486,378)	766,946	(23,931,189)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTION CONTRACTS AND FOREIGN CURRENCY	(370,137)	432,638	(2,034,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$441,978	$514,067	$(1,871,436)

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Equity Dividend Plus Fund			Cantor Fitzgerald International Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Period Ended
	March 31,	September 30,	September 30,	March 31,	September 30,
	2025	2024	2023 (a)	2025	2024 (a)
	(Unaudited)			(Unaudited)
OPERATIONS
Net investment income	$812,115	$1,582,463	$608,346	$81,429	$218,611
Net realized gain (loss) from:
Investment transactions	3,912,838	4,877,066	667,496	(332,296)	2,775
Written options contracts	203,403	614,376	286,576	—	—
Foreign currency transactions	—	—	—	(2,012)	(4,778)
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency translations	(4,279,873)	7,059,872	(3,861,210)	766,946	1,667,046
Written options contracts	(206,505)	(228,042)	4,264	—	—
Net increase (decrease) in net assets resulting from operations	441,978	13,905,735	(2,294,528)	514,067	1,883,654

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(986)	(8)	(1)	(197)	—
Institutional Class	(5,553,247)	(3,660,549)	(1,381,096)	(4,266)	—
Class R6	—	—	—	—	—
Class F	—	—	—	(259,972)	—
	(5,554,233)	(3,660,557)	(1,381,097)	(264,435)	—
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	26,266	14	100	1,133	10,282
Institutional Class	4,738,592	1,216,424	29,916,436	19,608	193,228
Class F	—	—	—	—	10,029,862
	4,764,858	1,216,438	29,916,536	20,741	10,233,372
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	986	6	1	197	—
Institutional Class	5,412,994	3,523,390	1,340,195	4,265	—
Class F	—	—	—	259, 972	—
	5,413,980	3,523,396	1,340,196	264,434	—
Payments for shares redeemed
Class A	(18,606)	—	—	(30)	—
Institutional Class	(4,396,546)	(6,911,509)	(2,971,988)	—	—
	(4,415,152)	(6,911,509)	(2,971,988)	(30)	—
Net increase (decrease) in net assets from capital share transactions	5,763,686	(2,171,675)	28,284,744	285,145	10,233,372

TOTAL INCREASE (DECREASE) IN NET ASSETS	651,431	8,073,503	24,609,119	534,777	12,117,026

NET ASSETS
Beginning of period/year	63,269,764	55,196,261	30,587,142	12,117,026	—
End of period/year	$63,921,195	$63,269,764	$55,196,261	$12,651,803	$12,117,026

(a)	Represents the period December 15, 2023 through September 30, 2024.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Equity Dividend Plus Fund			Cantor Fitzgerald International Fund
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Period Ended
	March 31,	September 30,	September 30,	March 31,	September 30,
	2025	2024	2023 (a)	2025	2024 (a)
	(Unaudited)			(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	977	—	4	98	1,027
Institutional Class	176,519	46,785	1,147,754	1,678	17,984
Class F	—	—	—	—	1,002,980
	177,496	46,785	1,147,758	1,776	1,021,991
Shares reinvested:
Class A	37	0 (b)	0	17	—
Institutional Class	204,266	132,754	53,542	377	—
Class F	—	—	—	23,027	—
	204,303	132,754	53,542	23,421	—
Shares redeemed:
Class A	(699)	—	—	(2)	—
Institutional Class	(164,689)	(264,972)	(116,780)	—	—
	(165,388)	(264,972)	(116,780)	(2)	—

Net increase (decrease) in shares outstanding	216,411	(85,433)	1,084,520	25,195	1,021,991
Shares outstanding, beginning of period/year	2,185,699	2,271,132	1,186,612	1,021,991	—
Shares outstanding, end of period/year	2,402,110	2,185,699	2,271,132	1,047,186	1,021,991

(a)	Represents the period December 15, 2023 through September 30, 2024.

(b)	Represents less than one share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Cantor Fitzgerald Large Cap Focused Fund
	Six Months Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
OPERATIONS
Net investment income (loss)	$162,575	$(700,678)
Net realized gain from:
Investment transactions	21,897,178	22,122,670
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(23,931,189)	77,749,481
Net increase (decrease) in net assets resulting from operations	(1,871,436)	99,171,473

DISTRIBUTIONS TO SHAREHOLDERS
Distributed earnings:
Class A	(16,139,947)	(7,975,377)
Institutional Class	(6,666,880)	(1,458,359)
Class R6	(29,678)	(12,110)
	(22,836,505)	(9,445,846)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	5,401,448	8,898,811
Institutional Class	66,321,872	112,168,794
Class R6	164,790	529,770
	71,888,110	121,597,375
Net asset value of shares issued in reinvestment of distributions to shareholders
Class A	16,071,867	7,955,203
Institutional Class	6,665,109	1,457,472
Class R6	29,678	12,110
	22,766,654	9,424,785
Payments for shares redeemed
Class A	(23,933,629)	(52,573,523)
Institutional Class	(35,624,008)	(20,374,894)
Class R6	(39,583)	(148,501)
	(59,597,220)	(73,096,918)
Net increase in net assets from capital share transactions	35,057,544	57,925,242

TOTAL INCREASE IN NET ASSETS	10,349,603	147,650,869

NET ASSETS
Beginning of period/year	447,233,511	299,582,642
End of period/year	$457,583,114	$447,233,511

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cantor Fitzgerald Large Cap Focused Fund
	Six Months Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
CAPITAL SHARE ACTIVITY
Shares sold:
Class A	437,592	836,394
Institutional Class	5,037,551	9,951,195
Class R6	12,453	49,793
	5,487,596	10,837,382
Shares reinvested:
Class A	1,296,119	780,687
Institutional Class	502,269	134,453
Class R6	2,197	1,098
	1,800,585	916,238
Shares redeemed:
Class A	(1,955,628)	(4,865,946)
Institutional Class	(2,709,153)	(1,757,774)
Class R6	(2,931)	(12,898)
	(4,667,712)	(6,636,618)

Net increase in shares outstanding	2,620,469	5,117,002
Shares outstanding, beginning of period/year	36,816,610	31,699,608
Shares outstanding, end of period/year	39,437,079	36,816,610

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout the Period/Year:

	Class A
	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September 30,	September 30,
	2025		2024	2023 (a)
	(Unaudited)
Net asset value, beginning of period/year	$29.20		$24.33	$26.14
Income (loss) from investment operations:
Net investment income (b)	0.31		0.81	0.26
Net realized and unrealized gains (losses) (c) on investments and written option contracts	(0.29)		5.73	(1.90)
Total from investment operations	0.02		6.54	(1.64)
Less distributions from:
Net investment income	(0.26)		(0.94)	(0.17)
Net realized gains	(2.09)		(0.73)	—
Total distributions	(2.35)		(1.67)	(0.17)
Net asset value at end of period/year	26.87		29.20	$24.33
Total return (d)	0.79	% (e)	27.65%	(6.27	)% (e)
Net assets at end of period/year	$8,573		$120	$94
Ratio of total expenses to average net assets	1.40	% (f)	1.43%	1.55	% (f)
Ratio of net expenses to average net assets(g)	1.24	% (f)	1.24%	1.24	% (f)
Ratio of net investment income to average net assets(g)	2.87	% (f)	2.96%	3.31	% (f)
Portfolio turnover rate(h)	13	% (e)	20%	21	% (e)

(a)	Cantor Fitzgerald Equity Dividend Plus Fund Class A commenced on July 31, 2023.

(b)	Calculated using average shares outstanding.

(c)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales

(e)	Not annualized.

(f)	Annualized.

(g)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Institutional Class
	Six Months		Year	Period		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	March 31,		September 30,	September 30,		March 31,	March 31,	March 31,
	2025		2024	2023 (a)(b)		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$28.95		$24.30	$25.78		$30.38	$28.19	$18.28
Income (loss) from investment operations:
Net investment income (c)	0.36		0.72	0.39		0.63	0.58	0.59
Net realized and unrealized gains (losses) on investments and written option contracts	(0.35)		5.60	(0.85	) (g)	(3.33)	4.03	9.90
Total from investment operations	0.01		6.32	(0.46)		(2.70)	4.61	10.49
Less distributions from:
Net investment income	(0.26)		(0.94)	(0.35)		(0.63)	(0.59)	(0.58)
Net realized gains	(2.09)		(0.73)	(0.67)		(1.27)	(1.83)	—
Total distributions	(2.35)		(1.67)	(1.02)		(1.90)	(2.42)	(0.58)
Net asset value at end of period/year	$26.61		$28.95	$24.30		$25.78	$30.38	$28.19
Total return (d)	0.80	% (h)	(26.79)%	(1.88	)% (h)	(8.92)%	17.23%	58.15%
Net assets at end of period/year (000’s)	$63,913		$63,270	$55,196		$30,587	$32,615	$28,517
Ratio of total expenses to average net assets	1.15	% (i)	1.18%	1.30	% (i)	1.28%	1.23%	1.32%
Ratio of net expenses to average net assets (e)	0.99	% (i)	0.99%	1.05	% (i)	1.12%	1.12%	1.10%
Ratio of net investment income to average net assets (e)	2.62	% (i)	2.71%	3.06	% (i)	2.33%	1.97%	2.53%
Portfolio turnover rate (f)	13	% (h)	20%	21	% (h)	16%	16%	21%

(a)	Represents the period April 1, 2023 through September 30, 2023. See Note 1.

(b)	Effective close of business on July 28, 2023, Institutional Class shares of Cantor FBP Appreciation & Income Opportunities Fund were reorganized into Class A shares of Cantor Fitzgerald Equity Dividend Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to July 28, 2023 reflect the performance of Cantor Fitzgerald Equity Dividend Fund.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period Presented:

	Class A
	Six Months		Period
	Ended		Ended
	March 31,		September 30,
	2025		2024(a)
	(Unaudited)
Net asset value, beginning of period	$11.81		$10.00
Income (loss) from investment operations:
Net investment income (b)	0.05		0.18
Net realized and unrealized gains on investments	0.41		1.63
Total from investment operations	0.46		1.81
Less distributions from:
Net investment income	(0.18)		—
Net realized gains	—	(i)	—
Total distributions	(0.18)		—
Net asset value at end of period	$12.09		$11.81
Total return (c)	4.06	% (g)	18.10	% (g)
Net assets at end of period (000’s)	$14		$12
Ratio of total expenses to average net assets	3.67	% (h)	4.15	% (h)
Ratio of net expenses to average net assets (d)(f)	1.24	% (h)	1.24	% (h)
Ratio of net investment income (loss) to average net assets (d)(f)	0.94	% (h)	2.08	% (h)
Portfolio turnover rate (e)	16	% (g)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period Presented:

	Class F
	Six Months		Period
	Ended		Ended
	March 31,		September 30,
	2025		2024(a)
	(Unaudited)
Net asset value, beginning of period	$11.86		$10.00
Income (loss) from investment operations:
Net investment income (b)	0.08		0.22
Net realized and unrealized gains on investments	0.40		1.64
Total from investment operations	0.48		1.86
Less distributions from:
Net investment income	(0.26)		—
Net realized gains	(0.00	) (i)	—
Total distributions	(0.26)		—
Net asset value at end of period	$12.08		$11.86
Total return (c)	4.19	% (g)	18.60	% (g)
Net assets at end of period (000’s)	$12,396		$11,892
Ratio of total expenses to average net assets	3.43	% (h)	3.70	% (h)
Ratio of net expenses to average net assets (d)(f)	0.79	% (h)	0.79	% (h)
Ratio of net investment income to average net assets (d)(f)	1.37	% (h)	2.53	% (h)
Portfolio turnover rate (e)	16	% (g)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period Presented:

	Institutional Class
	Six Months		Period
	Ended		Ended
	March 31,		September 30,
	2025		2024(a)
	(Unaudited)
Net asset value, beginning of period	$11.83		$10.00
Income (loss) from investment operations:
Net investment income (b)	0.17		0.21
Net realized and unrealized gains on investments	0.31		1.62
Total from investment operations	0.48		1.83
Less distributions from:
Net investment income	(0.22)		—
Net realized gains	(0.00	) (i)	—
Total distributions	(0.22)		—
Net asset value at end of period	$12.09		$11.83
Total return (c)	4.18	% (g)	18.30	% (g)
Net assets at end of period (000’s)	$242		$213
Ratio of total expenses to average net assets	3.42	% (h)	3.90	% (h)
Ratio of net expenses to average net assets (d)(f)	0.99	% (h)	0.99	% (h)
Ratio of net investment income (loss) to average net assets (d)(f)	1.19	% (h)	2.33	% (h)
Portfolio turnover rate (e)	16	% (g)	24	% (g)

(a)	Represents the period December 15, 2023 through September 30, 2024. See Note 1.

(b)	Calculated using average shares outstanding.

(c)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(d)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Class A
	Six Months		Year		Year	Year		Year		Year
	Ended		Ended		Ended	Ended		Ended		Ended
	March 31,		September 30,		September 30,	September 30,		September 30,		September 30,
	2025		2024		2023	2022 (a)		2021		2020 (b)
	(Unaudited)
Net asset value, beginning of period/year	$11.92		$9.40		$9.68	$17.63		$13.67		$12.09
Income (loss) from investment operations:
Net investment income (loss) (c)	0.00	(j)	(0.03)		0.02	(0.03)		(0.04)		(0.03)
Net realized and unrealized gains (losses) on investments	0.04		2.83		2.33	(2.42)		5.37		2.93
Total from investment operations	0.04		2.80		2.35	(2.45)		5.33		2.90
Less distributions from:
Net investment income	—		(0.01)		—	—		—		(0.02)
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.63)		(0.28)		(2.63)	(5.50)		(1.37)		(1.32)
Net asset value at end of period/year	$11.33		$11.92		$9.40	$9.68		$17.63		$13.67
Total return (d)	(0.10	)% (h)	30.29%		26.87%	(23.47)%		41.67%		25.53%
Net assets at end of period/year (000’s)	$292,746		$310,667		$275,722	$253,190		$518,096		$472,795
Ratio of total expenses to average net assets	1.10	% (i)	1.17	% (g)	1.30%	1.12	% (g)	1.09	% (g)	1.14	% (g)
Ratio of net expenses to average net assets (e)	1.17	% (i)	1.17	% (g)	1.17%	1.11	% (g)	1.09	% (g)	1.14	% (g)
Ratio of net investment income (loss) to average net assets (e)	(0.00	)% (i)(j)	(0.26)%		0.22%	(0.22)%		(0.28)%		(0.22)%
Portfolio turnover rate (f)	19	% (h)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Class A shares of Delaware Growth Equity Fund were reorganized into Class A shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Class A shares’ financial highlights for the periods prior to September 16, 2022 reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class shares of Delaware Growth Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019 reflect the performance of First Investors Select Growth Fund Class A shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

(j)	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Institutional Class
	Six Months		Year		Year	Year		Year		Year
	Ended		Ended		Ended	Ended		Ended		Ended
	March 31,		September 30,		September 30,	September 30,		September 30,		September 30,
	2025		2024		2023	2022 (a)		2021		2020 (b)
	(Unaudited)
Net asset value, beginning of period/year	$12.70		$10.01		$10.13	$18.18		$14.03		$12.38
Income (loss) from investment operations:
Net investment income (loss) (c)	0.01		0.01		0.03	(0.01)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	0.05		2.99	(h)	2.48	(2.54)		5.53		3.00
Total from investment operations	0.06		3.00		2.51	(2.55)		5.52		3.01
Less distributions from:
Net investment income	—		(0.04)		—	—		—		(0.06)
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.63)		(0.31)		(2.63)	(5.50)		(1.37)		(1.36)
Net asset value at end of period/year	$12.13		$12.70		$10.01	$10.13		$18.18		$14.03
Total return (d)	0.07	% (h)	30.58%		27.34%	(23.26)%		41.98%		25.88%
Net assets at end of period/year (000’s)	$164,121		$135,969		$23,777	$5,305		$80,648		$121,478
Ratio of total expenses to average net assets	0.94	% (i)(g)	0.94	% (g)	0.99%	0.85	% (g)	0.84	% (g)	0.89	% (g)
Ratio of net expenses to average net assets (e)	0.86	% (i)(g)	0.86	% (g)	0.86%	0.84	% (g)	0.84	% (g)	0.86	% (g)
Ratio of net investment income (loss) to average net assets (e)	0.21	% (i)	0.05%		0.29%	(0.04)%		(0.05)%		0.06%
Portfolio turnover rate (f)	19	% (h)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Institutional Class shares of Delaware Growth Equity Fund were reorganized into Institutional Class shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Institutional Class shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period/Year:

	Class R6
	Six Months		Year		Year	Year		Year		Year
	Ended		Ended		Ended	Ended		Ended		Ended
	March 31,		September 30,		September 30,	September 30,		September 30,		September 30,
	2025		2024		2023	2022 (a)		2021		2020 (b)
	(Unaudited)
Net asset value, beginning of period/year	$12.93		$10.18		$10.26	$18.34		$14.13		$12.46
Income (loss) from investment operations:
Net investment income (loss) (c)	0.02		0.02		0.04	(0.01)		0.01		0.02
Net realized and unrealized gains (losses) on investments	0.03		3.05	(h)	2.51	(2.57)		5.57		3.02
Total from investment operations	0.05		3.07		2.55	(2.58)		5.58		3.04
Less distributions from:
Net investment income	—		(0.05)		—	—		—		(0.07)
Net realized gains	(0.63)		(0.27)		(2.63)	(5.50)		(1.37)		(1.30)
Total distributions	(0.63)		(0.32)		(2.63)	(5.50)		(1.37)		(1.37)
Net asset value at end of period/year	$12.35		$12.93		$10.18	$10.26		$18.34		$14.13
Total return (d)	(0.01	)% (h)	30.70%		27.40%	23.20%		42.12%		(25.97)%
Net assets at end of period/year (000’s)	$716		$597		$84	$38		$1,818		$3,561
Ratio of total expenses to average net assets	0.84	% (i)(g)	0.87	% (g)	0.92%	0.77	% (g)	0.76	% (g)	0.83%
Ratio of net expenses to average net assets (e)	0.79	% (i)(g)	0.79	% (g)	0.79%	0.76	% (g)	0.76	% (g)	0.79%
Ratio of net investment income to average net assets (e)	0.25	% (i)	0.12%		(0.42)%	0.07%		0.08%		0.12%
Portfolio turnover rate (f)	19	% (h)	35%		33%	40%		31%		37%

(a)	Effective close of business on September 16, 2022, Class R6 shares of Delaware Growth Equity Fund were reorganized into Class R6 shares of Cantor Fitzgerald Large Cap Focused Fund. See notes to the financial statements. The Class R6 shares’ financial highlights for the periods prior to September 16, 2022, reflect the performance of Delaware Growth Equity Fund.

(b)	On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.

(c)	Calculated using average shares outstanding.

(d)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

(e)	Ratios were determined after advisory fee waivers/reductions by the Advisor.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

(g)	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

(h)	Not annualized.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

1.	Organization

Cantor Select Portfolios Trust (“Trust”) was organized on December 16, 2021, as a Delaware statutory trust and is authorized to have multiple series or portfolios. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the three series, Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and Cantor Fitzgerald Large Cap Focused Fund (the “Funds”), which are separate, diversified series of the Trust. Cantor Fitzgerald International Equity Fund commenced operations on December 15, 2023.

The Cantor Fitzgerald Equity Dividend Plus Fund acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund and the Cantor FBP Appreciation & Income Opportunities Fund, each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023. The Cantor Fitzgerald Large Cap Focused Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, in a tax-free reorganization on September 16, 2022. The Delaware Growth Equity Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds in a tax-free reorganization on October 4, 2019.

The investment objective of Cantor Fitzgerald Equity Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.

The investment objective of the Cantor Fitzgerald International Equity Fund is to seek long-term growth of capital.

The investment objective of the Cantor Fitzgerald Large Cap Focused Fund is to seek long-term growth of capital.

The Cantor Fitzgerald Equity Dividend Plus Fund and the Cantor Fitzgerald Large Cap Focused Fund each have three total classes of shares: Class A Shares, Institutional Class Shares, and Class R6 Shares. The Cantor Fitzgerald International Equity Fund has four total classes of shares: Class A Shares, Institutional Class Shares, Class R6 Shares, and Class F Shares. Each class represents interests in the same portfolio of investments and has the same rights, but each class differs with respect to sales loads, minimum investments, and ongoing expenses. Class A Shares charge a 5.75% front-end sales charge, distribution and service plan fees of 0.25%, and no contingent deferred sales charge on shares redeemed. Initial investment is $1,000 minimum. Institutional Class Shares and Class R6 have no front-end sales charge, no distribution or service plan fee minimum, and no contingent deferred sales charge on shares redeemed. There are no minimum investments (except for shares purchased through an automatic investment plan) for Institutional Class Shares and Class R6 Shares. Class R6 shares do not pay for any service fees, sub-accounting fees, and /or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. There are no front-end sales charge, distribution or 12b-1 fees for Class F. Generally, there is a $10,000,000 minimum initial investment for Class F shares and no minimum for subsequent events. Class R6 is not offered in Cantor Fitzgerald Equity Dividend Plus Fund.

2.	Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Principal Executive Officer and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation — The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Cantor Fitzgerald Equity Dividend Plus Fund are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts or OTC Options) for which market quotations are readily available shall be valued at the last quoted sales price. In the absence of a sale, the option shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. Index Options contracts, which may be thinly traded, whether listed on a securities exchange or board of trade, shall be fair valued either at the most recently quoted bid for purchased options or the most recently quoted ask for written options. OTC Options (i.e. those not listed on a securities exchange or board of trade) shall be fair valued, either at the most recently quoted bid for purchased options or the most recently quoted ask for written options.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. The Board of Trustees (the “Board” or “Trustees”) has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments based on the inputs used to value the investments and other financial instruments as of March 31, 2025, by security type:

Cantor Fitzgerald Equity Dividend Plus Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$58,491,818	$—	$—	$58,491,818
Money Market Funds	5,937,636	—	—	5,937,636
Total	$64,429,454	$—	$—	$64,429,454

Other Financial Instruments:

Covered Written Call Options	$(575,381)	$(134,469)	$—	$(709,850)

Total	$(575,381)	$(134,469)	$—	$(709,850)

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Cantor Fitzgerald International Equity	Level 1	Level 2	Level 3	Total
Fund
Investments in Securities:
Common Stocks	$—	$11,424,324	$—	$11,424,324
Depositary Receipts	791,512	—	—	791,512
Exchange-Traded Funds	207,979	—	—	207,979
Money Market Funds	148,600	—	—	148,600

Total	$1,148,091	$11,424,324	$—	$12,572,415

Cantor Fitzgerald Large Cap Focused Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:

Common Stocks	$443,460,385	$—	$—	$443,460,385
Money Market Funds	14,589,402	—	—	14,589,402

Total	$458,049,787	$—	$—	$458,049,787

Refer to the Funds’ Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 investments held by the Funds as of or during the period ended March 31, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding.

Allocation between classes — Class accounting investment income, common expense, and realized and unrealized gain (loss) on investments are to the various classes of each Fund on the basis of daily net assets of each class. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expense relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to services fees, sub-accounting fees, and /or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Withholding taxes, if any, on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of the Cantor Fitzgerald Equity Dividend Plus Fund and annually to the shareholders of the Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund. Net realized short-term capital gains, if any, may be distributed throughout the year, and net realized long-term capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Options transactions — When the Fund’s investment advisor believes that individual portfolio investment securities held by the Fund are approaching the top of the advisor’s growth and price expectations, covered call options can be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The premiums received from writing the options are recorded as a liability and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the underlying security. If a closing purchase transaction is used to terminate a Fund’s obligation on a call option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call option written.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax — The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 through September 30, 2024 (and March 31, 2023 for the Equity Dividend Plus Fund) or expected to be taken in the Funds’ September 30, 2025 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the period ended March 31, 2025:

	Cantor Fitzgerald Equity	Cantor Fitzgerald	Cantor Fitzgerald Large Cap
	Dividend Plus Fund	International Equity Fund	Focused Fund
Purchases of investment securities	$9,056,311	$1,893,038	$88,784,557

Proceeds from sales and maturities of investment securities	$7,793,084	$1,837,112	$84,275,937

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, Cantor Fitzgerald Equity Dividend Plus Fund and Cantor Fitzgerald Large Cap Focused Fund each pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.65% of its average daily net assets up to $500 million; 0.60% of the next $500 million of such assets; 0.55% of the next $1.5 billion of such assets, and 0.50% on assets in excess of $2.5 billion. For the Cantor Fitzgerald International Equity Fund, as full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.79%.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Trust, pursuant to which the Advisor has agreed to waive management fees and /or reimburse each Fund for expenses each Fund incurs, but only to the extent necessary to maintain each Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor or Sub-Advisor) but inclusive of organizational costs and offering costs). The ELA shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Advisor. Accordingly, during the period ended March 31, 2025, the Advisor earned fees in the amount of $201,373, $47,165 and $1,521,435 for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund, respectively.

Fund	Expense Cap	Expiration
Equity Dividend Plus Fund	1.24% Class A	January 31, 2026
0.99% Institutional Class
0.92% Class R6
Large Cap Focused Fund	1.17% Class A	January 31, 2026
0.86% Institutional Class
0.79% Class R6
International Equity Fund	1.24% Class A	January 31, 2026
0.99% Institutional Class
0.90% Class R6
0.79% Class F

The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

As of March 31, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

	2025	2026	2027
Cantor Fitzgerald Equity Dividend Plus Fund	$29,462	$30,999	$114,214
Cantor Fitzgerald International Equity Fund	—	—	252,568
Cantor Fitzgerald Large Cap Focused Fund	—	456,412	65,747

The Cantor Fitzgerald Large Cap Focused Fund and Cantor Fitzgerald International Equity Fund’s sub-advisor is Smith Group Asset Management, LLC (the “Sub-Advisor”) . Pursuant to the sub-advisory agreement with the Advisor, the sub-advisor provides each Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor pays a sub-advisory fee based on the Fund’s daily net assets, at an annual rate of 0.20% for the Cantor Fitzgerald Large Cap Focused Fund and 0.25% for the Cantor Fitzgerald International Equity Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) provides administration, fund accounting, and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. During the period ended March 31, 2025, the Administrator earned fees for such services for the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor Fitzgerald International Equity Fund and the Cantor Fitzgerald Large Cap Focused Fund. This can be referenced in the Statements of Operations.

Ultimus Fund Distributors, LLC (“UFD”) serves as the Funds’ principal underwriter and acts as the distributor of the Funds’ shares. UFD is an affiliate of Ultimus. UFD is compensated by the Advisor (not the Funds) for acting as principal underwriter.

Pursuant to a distribution agreement and distribution plan, the Funds pay the distributor an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board. Certain officers of the Trust are also employees of Ultimus and the Advisor and such persons are not paid by the Funds for serving in such capacities.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives from the Trust an annual retainer of $20,000, payable quarterly, annual payment of $5,000 for audit committee chair fee, payable quarterly, and reimbursement of travel and other expenses incurred in attending meetings. The Independent Trustees received aggregate compensation of $12,493, $11,241, and $11,255, for the period ended March 31, 2025 each of the Cantor Fitzgerald Equity Dividend Plus Fund, Cantor International Equity Fund, and Cantor Fitzgerald Large Cap Focused Fund, repsectively.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

5.	Derivatives Transactions

The derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Cantor Fitzgerald Equity Dividend Plus Fund.

The location on the Statements of Assets and Liabilities of the Fund’s derivative positions as of March 31, 2025 is as follows:

Cantor Fitzgerald Equity Dividend Plus Fund

		Fair Value
			Liability
Type of Derivative (Risk)	Location	Asset Derivatives	Derivatives
Call options written (Equity)	Written call options, at value	$—	$(709,850)

The Fund’s transactions in derivative instruments during the period ended March 31, 2025 are recorded in the following locations on the Statements of Operations:

Cantor Fitzgerald Equity Dividend Plus Fund

		Net		Change in Unrealized
		Realized		Appreciation
Type of Derivative (Risk)	Location	Gains	Location	(Depreciation)
Call options written (Equity)	Net realized gain (loss) from written option contracts	$203,403	Net change in unrealized appreciation (depreciation) from written option contracts	$(206,505)

Offsetting of Financial Assets and Derivative Liabilities

Liabilities:			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts Offset in the Statement of Assets & Liabilities (1)	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Received	Net Amount
Options Written	$—	$709,850	$709,850	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025 the following shareholders owned of record 25% or more of the outstanding shares of each Fund.

NAME OF RECORD OWNER	% Ownership
Cantor Fitzgerald International Equity Fund

JP Morgan LLC (for the benefit of its customers)	98%

Cantor Fitzgerald Large Cap Focused Fund

First National Bank (for the benefit of its customers)	27%

7.	Principal Investment Risks

	Equity Dividend	International	Large Cap
Risk	Plus Fund	Equity Fund	Focused Fund
Active Management and Selection Risk.	✓	✓	✓
Covered Call Option Risk	✓
Cybersecurity Risk.	✓	✓	✓
Distribution Risk.	✓
Dividend Strategy Risk.	✓
Equity Securities Risk.	✓	✓	✓
Foreign Securities Risk.		✓
Growth Stock Risk.		✓	✓
Investment Risk.	✓	✓	✓
Large Company Risk.	✓
Limited History of Operations.		✓
Limited Number of Securities Risk.		✓	✓
Liquidity Risk.		✓	✓
Market Risk.	✓	✓	✓
Medium Company Size Risk.		✓
Mid-Cap Company Risk.	✓
Sector Risk.		✓	✓
Small to Medium Company Size Risk.			✓
Tax Risk.	✓

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Funds are subject to certain risks, including the principal risks noted below, any of which may adversely affect the Funds’ net asset value per shares, trading price, yield, total return, and ability to meet their investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The prospectus states the individual risks for each individual fund, generally, the Funds will be subject to the following principal risks:

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Covered call option risk - The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Cybersecurity risk - As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Funds. The Sub-Advisor and the Funds are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Funds shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Funds and their shareholders could be negatively impacted as a result.

Distribution policy risk - The Funds seek to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Funds is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Dividend strategy risk - The Funds’ focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

ETF risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Equity securities risk - The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Growth stock risk — Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Large company risk - Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a Fund has valued them.

Management risk -The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Mid-cap company risk - Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

8.	Sector Risk

If the Cantor Fitzgerald Large Cap Focused Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and, therefore, the value of the Fund’s portfolio would be adversely affected. As of March 31, 2025, the Cantor Fitzgerald Large Cap Focused Fund had 29.6% of its net assets invested in the Technology sector and Cantor Fitzgerald International Equity Fund had 29.2% of its net assets invested in the Financials sector.

9.	Contingencies and Commitments

The Trust indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10.	Distributions to Shareholders and Tax Components of Capital

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of March 31, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross
		Unrealized	Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Cantor Fitzgerald Equity Dividend Plus Fund	$51,250,837	$15,462,812	$(2,570,133)	$12,892,679
Cantor Fitzgerald International Equity Fund	10,138,161	2,886,579	(452,338)	2,434,241
Cantor Fitzgerald Large Cap Focused Fund	320,777,999	149,198,299	(11,926,511)	137,271,788

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The tax character of fund distributions for each Fund and period ended below was as follows:

For the period ended September 30, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$2,260,389	$1,419,301	$—	$3,679,690
Cantor Fitzgerald International Equity Fund	—	—	—	—
Cantor Fitzgerald Large Cap Focused Fund	351,412	9,094,434	—	9,445,846

For the period ended September 30, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$587,667	$778,601	$—	$1,366,268
Cantor Fitzgerald Large Cap Focused Fund	—	67,962,841	—	$67,962,841

For the period ended March 31, 2023:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Cantor Fitzgerald Equity Dividend Plus Fund	$731,087	$1,400,459	$—	$2,131,546

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Cantor Fitzgerald Equity Dividend Plus Fund	$—	$161,274	$3,973,219	$—	$—	$—	$17,381,808	$21,516,301
Cantor Fitzgerald International Equity Fund	—	238,082	—	—	—	—	1,646,176	1,884,258
Cantor Fitzgerald Large Cap Focused Fund	—	—	20,278,369	(685,125)	—	—	160,900,154	180,493,398

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark to market on passive foreign investment companies and the tax deferral of losses on wash sales.

The unrealized appreciation (depreciation) in the table above includes Cantor Fitzgerald International Equity Fund unrealized foreign currency gains of $545.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Cantor Fitzgerald Equity Dividend Plus Fund	$—
Cantor Fitzgerald International Equity Fund	—
Cantor Fitzgerald Large Cap Focused Fund	685,125

CANTOR FITZGERALD FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and the book/tax treatment of non-deductible expenses, resulted in reclassifications for the year ended September 30, 2024 for the Funds as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Cantor Fitzgerald Equity Dividend Plus	$238,631	$(238,631)
Cantor Fitzgerald International Equity Fund	(604)	604
Cantor Fitzgerald Large Cap Focused Fund	1,966,890	(1,966,890)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2024 were as follows:

For fiscal year ended
9/30/2024	Foreign Taxes Paid	Foreign Source Income
Cantor Fitzgerald International Equity Fund	$0.02	$0.21

11.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CANTOR FITZGERALD FUNDS
ADDITONAL INFORMATION
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies are available without charge, upon request, by calling 1-833-764-2266 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

CANTOR Fitzgerald

FOR INQUIRIES ABOUT THE FUNDS:

CANTOR FITZGERALD INVESTMENT ADVISORS, L.P.

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com
cantorassetmanagement.com

SUB-ADVISOR: CANTOR FITZGERALD LARGE CAP FOCUSED FUND CANTOR FITZGERALD INTERNATIONAL EQUITY FUND

Smith Group Asset Management, LLC,
an SEC registered investment adviser.
100 Crescent Court, Suite 1150
Dallas, TX 75201

ADMINISTRATOR

Ultimus Fund Solutions, LLC
225 Pictoria Drive
Cincinnati, OH 45246

CUSTODIAN

UMB Bank, N.A.
928 Grand Blvd., 10th Floor
Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL

DLA Piper LLP
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

OFFICERS

William Ferri, President
John Jones, Secretary
Brian Curley, Treasurer
James Ash, Chief Compliance Officer

TRUSTEES

William Ferri, Chairman
Douglas Barnard
Ramona Heine
Louis Zurita

Cantor Fitzgerald & Co. (Member FINRA/SIPC), is the exclusive wholesale agent for the Fund.
Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Publication Date: 09/30/24

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Select Portfolios Trust

By /s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William Ferri
William Ferri
Principal Executive Officer/President
Date: 6/5/2025

By /s/ Brian Curley
Brian Curley
Principal Financial Officer/Treasurer
Date: 6/5/2025